Advances to Cowa Science Corporation (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Advances to Cowa Science Corporation (Details) [Line Items]
COWA stockholders, description		If (i) within three years after the Effective Date, COWA has generated an aggregate of $2.5 million in revenue, the Company shall issue an aggregate of 25 million shares of common stock to the COWA stockholders; and (ii) within three years after the Effective Date, COWA has generated an aggregate of $7.5 million in revenue (inclusive of the $2.5 million in revenue generated in clause (i)), the Company shall issue an aggregate of 25 million additional shares of common stock to the COWA stockholders.
Advanced to COWA for working capital	$ 370,500
Repaid amount	10,000
Advanced balance	$ 360,500
Common Stock [Member]
Advances to Cowa Science Corporation (Details) [Line Items]
Shares of common stock to the stockholders (in Shares)		50,000,000